2011 PRIVATE PLACEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 3. 2011 PRIVATE PLACEMENT

During the year ended December 31, 2011, the Company raised aggregate gross proceeds of $7,093,065 pursuant to a Private Placement.  The Company entered into subscription agreements for the sale and issuance of an aggregate of 5,481,757 shares of its common stock, par value $.001 per share and 1,807,229 shares of Series A Preferred Stock, par value $.001 per share for a purchase price of $0.83 per share.  Investors who invested in the aggregate a minimum of $1,500,000 received Series A Preferred Stock, which has the rights and preferences set forth in the Certificate of Designation.  Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased common stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of $1.33.

 Significant terms of the Series A preferred stock, as specified in the Certificate of Designation are as follows:

Conversion

Each share of Series A Preferred Stock may, at the holder’s option, convert into Class A common stock (“voluntary conversion”). The conversion rate is equal to the sum of the state value of the preferred shares plus all accrued and unpaid dividends divided by $0.83, the conversion price. Subject to the specified provisions, the Series A Preferred Stock will automatically convert into Class A common stock with an $0.83 conversion price on the Mandatory Conversion Date. As specified in the Certificate of Designation the Mandatory Conversion Date is the first date at least six (6) months after the issuance of the Series A Preferred Stock on which each of the following conditions shall have been satisfied: (x) the Corporation shall have consummated, on or prior to such date, a Qualified Financing for aggregate gross proceeds to the Corporation of $7,000,000, (y) the volume weighted average trading price for the Common Stock for each day on thirty (30) consecutive trading days immediately preceding such date, as published by Bloomberg, must be above a price of $1.50 (“VWAP”) and the trading volume over that period must exceed 1,500,000 shares, and (z) as of such date, all shares of Common Stock issuable upon conversion of the Series A Preferred Stock are registered under the Securities Act of 1933 pursuant to an effective registration statement or are otherwise eligible for sale under Rule 144 of the Act.  As of September 30, 2012, no mandatory conversion has taken place as all of the conditions required for conversion have not occurred.

Dividends

(a) Cumulative Preferred Dividends.  Each holder of the Series A Preferred Stock shall be entitled to receive cash dividends payable on the Stated Value of the Series A Preferred Stock at a rate of 10% per annum which shall be cumulative, accrue daily from the original issuance date of the Series A Preferred Stock (the “Issuance Date”); provided however, if either (x) the Company shall not have consummated a Qualified Financing with aggregate gross proceeds to the Company of $7,000,000 on or before June 30, 2012, or (y) for any reason, any shares of Common Stock issuable upon conversion of the Series A Preferred Stock are not registered under the Securities Act of 1933 (the “Act”) pursuant to an effective registration statement on or before June 30, 2012 or are not otherwise eligible for sale under Rule 144 of the Act, then, effective July 1, 2012, the rate of dividends on the Series A Preferred Stock shall increase to 12% per annum. As of June 30, 2012, both of the above conditions have been met by the Company and accordingly, the rate of dividends on the Series A Preferred Stock remains at 10% per annum.

(b) Payment of Dividends.  The Company shall be required to pay all accrued and unpaid dividends (whether or not declared) in respect of the Series A Preferred Stock semi-annually on each June 30 and December 31 of each calendar year.  All such dividends shall be paid in cash; provided, that, at the option of the Company, the Company may pay any accrued and unpaid dividends on the Series A Preferred Stock in the form of additional shares of Series A Preferred  Stock, with each share of Series A Preferred Stock being valued for this purpose at the Stated Value in effect on the date of payment.

Liquidation preference

In the event of liquidation, dissolution or winding up of the business of the Company, whether voluntary or involuntary, each holder of Series A Preferred Stock shall be entitled to receive, for each share thereof, out of assets of the Company legally available therefor, a preferential amount in cash, per share of Series A Preferred Stock, equal to (and not more than) the sum of the (x) Stated Value, plus (y) all accrued and unpaid dividends thereon.  All preferential amounts to be paid to the holders of Series A Preferred Stock in connection with such liquidation, dissolution or winding up shall be paid before the payment or setting apart for payment of any amount for, or the distribution of any assets of the Company to the holders of  the Company's Junior Stock.  If upon any such distribution the assets of the Company shall be insufficient to pay the holders of the outstanding shares of Series A Preferred Stock the full amounts to which they shall be entitled, such holders shall share ratably in any distribution of assets in accordance with the sums which would be payable on such distribution if all sums payable thereon were paid in full.

Voting

The holders of the Series A Preferred Stock have the right to one vote for each share of common stock into which such Series A Preferred Stock could then convert.

In accordance with ASC Topic 470-20-30-5, the Company allocated the proceeds of the Series A Preferred Stock to detachable warrants and convertible instruments based upon their relative fair value of the preferred stock without the warrants and the warrants themselves at the time of issuance. The fair value of the warrants was determined following the guidance of ASC Topic 718; using Black-Scholes option model (using a risk free interest rate of 3.90 percent, volatility of 116.55 percent, exercise price of $1.33, current market value of $0.83 per share and an expected life of 5 years). The relative fair value of the Series A Warrant totaled $420,648. Using the principles of ASC 470-20-35-7, the Company concluded that the preferred stock discount related to the warrant was analogous to a dividend and is reflected as a dividend upon issuance, since the preferred stock is convertible upon issuance.

After determining the relative fair value of the proceeds attributable to the Series A Preferred Stock, the Company determined the intrinsic value of common stock that would be received, based on the fair value of the Company’s common stock on the date of issuance to the relative fair value of the proceeds attributable to the Series A Preferred Stock to determine whether there was a beneficial conversion feature.  The Company concluded that there was a beneficial conversion feature amounting to $420,648, which under the principles of ASC 470-20-35-7, is analogous to a dividend and is reflected as a dividend upon issuance, since the preferred stock is convertible upon issuance.

In connection with the issuance of the Series A Preferred Stock, the Company is required to pay a 10% cumulative preferred stock dividend, regardless of whether declared, on each June 30 and December 31. For the year ended December 31, 2011, the Company accrued $97,110, in relation to the preferred stock dividend, and increased Preferred Stock by 117,001, the number of shares issued in January 2012 in satisfaction of the dividend. For the nine months ended September 30, 2012, the Company has recorded a preferred stock dividend of $124,137. As of September 30, 2012, the Company has issued 98,091 shares of Preferred Stock in satisfaction of the dividends accrued through June 30, 2012 totaling $81,416 and has an accrued liability of $42,721 for the dividends accrued during the three months ended September 30, 2012.

All of the Investors represented that they were “accredited investors,” as that term is defined in Rule 501(a) of Regulation D under the Securities Act, and the sale of the securities was made in reliance on exemptions provided by Regulation D and Section 4(2) of the Securities Act of 1933, as amended.

In connection with the closing of the Private Placement, the Company entered into a registration rights agreement with the investors agreeing to file a registration statement within 60 days of the closing and to have the registration statement declared effective within 150 days of the closing, if the registration statement is not subject to a full review and within 180 days of the closing if the registration statement is subject to a full review.   The Company filed a registration statement with the SEC on July 18, 2011, which was declared effective by the SEC on November 2, 2011.

On May 16, 2011, the Company raised aggregate gross proceeds of $2,624,235 pursuant to a Private Placement.  The Company entered into subscription agreements for the sale and issuance of an aggregate of 1,354,500 shares of its common stock, par value $.001 per share and 1,807,229 shares of Series A Preferred Stock, par value $.001 per share for a purchase price of $0.83 per share.  Investors who invested in the aggregate a minimum of $1,500,000 received Series A Preferred Stock, which has the rights and preferences set forth in the Certificate of Designation.  Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased common stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of $1.33.

In accordance with ASC Topic 470-20-30-5, the Company allocated the proceeds of the Series A Preferred Stock to detachable warrants and convertible instruments based upon their relative fair value of the preferred stock without the warrants and the warrants themselves at the time of issuance. The fair value of the warrants was determined following the guidance of ASC Topic 718; using Black-Scholes option model (using a risk free interest rate of 3.90 percent, volatility of 116.55 percent, exercise price of $1.33, current market value of $0.83 per share and an expected life of 5 years). The relative fair value of the Series A Warrant totaled $420,648. Using the principles of ASC 470-20-35-7, the Company concluded that the preferred stock discount related to the warrant was analogous to a dividend and is reflected as a dividend upon issuance, since the preferred stock is convertible upon issuance.

After determining the relative fair value of the proceeds attributable to the Series A Preferred Stock, the Company determined the intrinsic value of common stock that would be received, based on the fair value of the Company’s common stock on the date of issuance to the relative fair value of the proceeds attributable to the Series A Preferred Stock to determine whether there was a beneficial conversion feature.  The Company concluded that there was a beneficial conversion feature amounting to $420,648, which under the principles of ASC 470-20-35-7, is analogous to a dividend and is reflected as a dividend upon issuance, since the preferred stock is convertible upon issuance.

In connection with the issuance of the Series A Preferred Stock, the Company is required to pay a 10% cumulative preferred stock dividend, regardless of whether declared, on each June 30 and December 31.  For the year ended December 31, 2011, the Company has accrued $97,110, in relation to the preferred stock dividend , and increased the stated value of the Preferred Stock by 117,001, the number of shares issuable in connection with this preferred stock dividend..

Burnham Hill Partners LLC and Monarch Capital Group, LLC served as the placement agents in connection with the Private Placement. Burnham Hill Partners LLC received cash fees of $206,346 and 411,271 placement agent warrants to purchase shares of the Company’s common stock at a price per share of $0.83. Monarch Capital Group, LLC received cash fees of $21,350 and 38,236 placement agent warrants to purchase shares of the Company’s common stock at a price per share of $0.83.

In addition on May 16, 2011, the Company converted $367,000 of deferred compensation to certain officers and directors of FPI into 597,904 shares of common stock and 155,012 warrants to purchase shares of the Company’s common stock.  The conversion price was equal to the per share purchase price paid by the investors in the Private Placement.

Additionally, on May 16, 2011, the Company had an automatic exchange at 110% of the outstanding principal amount plus all accrued and unpaid interest (the “Outstanding Balance”) of certain convertible promissory notes issued by FPI with an outstanding balance of $614,118 for 813,984 shares of the Company’s common stock and 284,894 warrants to purchase shares of the Company’s common stock.

All of the Investors represented that they were “accredited investors,” as that term is defined in Rule 501(a) of Regulation D under the Securities Act, and the sale of the securities was made in reliance on exemptions provided by Regulation D and Section 4(2) of the Securities Act of 1933, as amended.

In connection with the closing of the Private Placement, the Company entered into a registration rights agreement with the investors agreeing to file a registration statement within 60 days of the closing and to have the registration statement declared effective within 150 days of the closing, if the registration statement is not subject to a full review and within 180 days of the closing if the registration statement is subject to a full review.   The Company filed a registration statement with the SEC on July 18, 2011, which was declared effective by the SEC on November 2, 2011.

On June 21, 2011, the Company completed an additional closing of the 2011 Private Placement.  In connection with this closing, the Company sold an aggregate of 1,976,351 shares of the Company’s common stock and 691,722 warrants to purchase the Company’s common stock.  The Company received net proceeds of $1,496,777 after payment of an aggregate of $88,064 of commissions to the placement agents and $55,530 in legal fees. $50,000 of the gross proceeds from this closing were received by the company on July 6, 2011.  In connection with this closing, the Company also issued warrants to purchase 197,635 shares of common stock to the placement agents as additional compensation for their services.

On June 30, 2011, the Company completed an additional closing of the 2011 Private Placement. In connection with this closing, the Company sold an aggregate of 259,337 shares of the Company’s common stock and 90,768 warrants to purchase the Company’s common stock. The Company received net proceeds of $180,083 after payment of an aggregate of $18,568 of commissions to the placement agents and $16,599 in legal fees. In connection with this closing, the Company also issued warrants to purchase 25,934 shares of common stock to the placement agents as additional compensation for its services.

On July 18, 2011, the Company completed an additional closing of the 2011 Private Placement.  In connection with this closing, the Company sold an aggregate of 674,699 shares of the Company’s common stock and 236,145 warrants to purchase the Company’s common stock.  The Company received net proceeds of $530,099 after payment of an aggregate of $39,200 of commissions to the placement agents and $6,400 in legal fees. In connection with this closing, the Company also issued warrants to purchase 67,470 shares of common stock to the placement agents as additional compensation for its services.

On December 13, 2011, the Company completed an additional closing of the 2011 Private Placement.  In connection with this closing, the Company sold an aggregate of 1,204,820 shares of the Company’s common stock and 421,687 warrants to purchase the Company’s common stock.  The Company received net proceeds of $925,000 after payment of an aggregate of $70,000 of commissions and $5,000 in legal fees. In connection with this closing, the Company also issued warrants to purchase 120,482 shares of common stock.  The commissions and warrants issued were related to the tail agreement in conjunction with the original placement agent agreement dated May 16, 2011.

On December 16, 2011, the Company completed an additional closing of the 2011 Private Placement.  In connection with this closing, the Company sold an aggregate of 12,051 shares of the Company’s common stock and 4,218 warrants to purchase the Company’s common stock.  The Company received net proceeds of $10,002.

As of December 31, 2011, the Company raised aggregate gross proceeds of $7,093,065 pursuant to the 2011 Private Placement.